EQUITY - Stated share capital (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Issued share capital:
Total share capital	R 6,173.3	R 6,157.9	R 6,157.9
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised share capital, number of shares	1,500,000,000	1,500,000,000	1,500,000,000
Value per share	R 0	R 0	R 0
Issued share capital:
Number of issued share capital	864,588,711	864,588,711	864,588,711
Total share capital	R 6,208.4	R 6,208.4	R 6,208.4
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorised share capital, number of shares	5,000,000	5,000,000	5,000,000
Value per share	R 0.10	R 0.10	R 0.10
Authorised share capital value	R 0.5	R 0.5	R 0.5
Issued share capital:
Number of issued share capital	5,000,000	5,000,000	5,000,000
Total share capital	R 0.5	R 0.5	R 0.5
Treasury shares [member]
Issued share capital:
Number of issued share capital	6,612,266	9,474,920	9,474,920
Treasury Shares	R (35.6)	R (51.0)	R (51.0)
Treasury shares [member] | Ergo Mining Operations Proprietary Limited [Member]
Issued share capital:
Treasury shares acquired	0	0	0
Number of shares sold or disposed of	2,862,654
Proceeds from sale or issue of treasury shares
Average cost of the treasury shares	R 15.4